Earnings per share - Basic and Diluted (Details) - EUR (€) € / shares in Units, shares in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
(Loss)/profit for the year attributable to equity holders of the parent
Continuing operations	€ (1,473)	€ (751)	€ 1,192
Discontinued operations	(21)	(15)	1,274
Total - Basic	(1,494)	(766)	2,466
Profit adjustment relating to Alcatel Lucent American Depositary Shares		(8)
Elimination of interest expense, net of tax, on convertible bonds, where dilutive			36
Total effect of profit adjustments		(8)	36
Continuing operations	(1,473)	(759)	1,228
Discontinued operations	(21)	(15)	1,274
Total - Diluted	€ (1,494)	€ (774)	€ 2,502
Weighted average number of shares Basic and Diluted
Weighted average number of shares in issue	5,651,814	5,732,371	3,670,934
Total effect of dilutive equity-based share incentive programs			9,403
Alcatel Lucent American Depositary Shares		8,746
Assumed conversion of convertible bonds			268,975
Total effect of other dilutive-shares		8,746	268,975
Total effect of dilutive shares		8,746	278,378
Adjusted weighted average number of shares	5,651,814	5,741,117	3,949,312
Earnings per share (Basic)
Continuing operations (in dollars per share)	€ (0.26)	€ (0.13)	€ 0.32
Discontinued operations (in dollars per share)	0.00	0.00	0.35
(Loss)/profit for the year (in dollars per share)	(0.26)	(0.13)	0.67
Earnings per share (Diluted)
Continuing operations (in dollars per share)	(0.26)	(0.13)	0.31
Discontinued operations (in dollars per share)	0.00	0.00	0.32
(Loss)/profit for the year	€ (0.26)	€ (0.13)	€ 0.63
Restricted Shares
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-based share incentive programs			4,253
Performance Shares
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-based share incentive programs			3,179
Stock Option
Weighted average number of shares Basic and Diluted
Total effect of dilutive equity-based share incentive programs			1,971